Commitments and Contingencies - Future Minimum Amounts Due under Agreement (Detail) (Detail) - Licensing Agreements [Member]	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
2019	$ 25,000
2020	25,000
2021	25,000
2022	25,000
2023 (year patents expire)	$ 25,000